RELATED PARTIES' TRANSACTIONS (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Sales of goods and services	$ 44	$ 64	$ 57
Purchases of goods and services	(118)	(267)	(97)
Professional fees expense	(1)	(1)	(1)
Other operating expenses and income	(2)	(2)	(2)
Finance income	2	2	4
Dividends received		10	20
Payment of dividends	(1)		(9)
O C P One [Member]
IfrsStatementLineItems [Line Items]
Finance income			1
Dividends received		10	20
Payment of dividends
E M E S A [Member]
IfrsStatementLineItems [Line Items]
Finance income
Dividends received
Payment of dividends	(1)		(9)
C T B [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services	2	2	2
Purchases of goods and services
Professional fees expense
Other operating expenses and income
Greenwind [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services			1
Purchases of goods and services
Professional fees expense
Other operating expenses and income
Refinor One [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services		11	9
Purchases of goods and services		(11)	(6)
Professional fees expense
Other operating expenses and income
T G S [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services	42	51	45
Purchases of goods and services	(53)	(53)	(43)
Professional fees expense
Other operating expenses and income
Finance income	2	2	3
Dividends received
Payment of dividends
Foundation [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services
Purchases of goods and services
Professional fees expense
Other operating expenses and income	(2)	(2)	(2)
S A C D E [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services
Purchases of goods and services	(65)	(203)	(48)
Professional fees expense
Other operating expenses and income
Salaverri Dellatorre Burgio And Wetzler [Member]
IfrsStatementLineItems [Line Items]
Sales of goods and services
Purchases of goods and services
Professional fees expense	(1)	(1)	(1)
Other operating expenses and income